SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net loan from related parties
Maderic Holding Limited [Member]
Related Party Transaction [Line Items]
Loan from a related party			3,800,000
Repayment to related parties			$ (3,800,000)